Derivative financial instruments - Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Derivative premium and amortization	$ 4,777	$ 3,437	$ 1,597
Net loss on derivatives, tax	(22,686)	(11,679)	8,402
Net gain (loss) on derivatives, net of tax	158,800	81,751	(58,814)
Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges	138,589	87,800	(62,967)
Interest rate caps
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges	$ 38,120	$ 2,193	$ (5,846)